Impairment Test for Non-Financial Assets	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment Test for Non-Financial Assets

25. Impairment test for non-financial assets

During the year ended December 31, 2023, the Group identified events that might trigger an impairment for non-financial assets mainly due to the fact that the existing and capitalized AIR Technology will not be the basis for the production of HAWK terminals anymore (refer to Note 17). Consequently, the segment SPACE, which represent a single cash-generating unit, is allocated all assets not directly attributable to the AIR segment, which also represents a single cash-generating unit.

The recoverable amount of the intangible assets is based on fair value less costs of disposal, estimated using discounted cash flows. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used.

The key assumptions for determining the fair value less costs of disposal are the discount rates, expected number of sold terminals and the respective selling prices and direct costs during the planing period. Management estimates discount rates using post-tax rates that reflect current market assessments of the time value of money and the risks specific to each CGU, which are identical to the reportable segments. The Company prepares cash flow forecasts derived from the most recent financial budgets approved by management for the next 10 years. The Group estimates the cash flows generated by the sale of terminal equipment based on internal expectations, which in turn are based in part on external market studies, expected profits in tendered projects from private and public customers, and potential new business areas. The planned costs consider the number of terminals expected to be sold and the general growth of other operating expenses and estimated price increases. A growth rate of 1% was used for deriving the terminal value.

The Company uses a post-tax discount rates of 18.17% for both segment CGUs (2022: 19.07%, 2021: 17.66%) based on the historical industry weighted average cost of capital, with a possible debt leveraging of 14.46% (2022: 14.60%, 2021: 17.00%), a market premium of 7.00% (2022: 7.50%, 2021: 8.00%) and a risk premium of 10.00% (2022: 10.00%, 2021: 11.00%).

The impairment test did not uncover any indication for asset impairment as of December 31, 2023. This result would not change when considering any reasonably possible change in the key assumptions.